Risks and Financial Instruments - Changes in exchange rate (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Scenario I [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps		$ 1,013,826		$ 700,499
Debts/firm commitments in dollars		(1,013,824)		(700,465)
Net effect		2		34
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps		59		376
Gross margin of Oxiteno/Ipiranga		(59)
Gross margin of Oxiteno				(376)
Net effect
Options
Options Real / U.S. Dollar swaps
Gross margin of Oxiteno
Net effect
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI | R$	R$ (39,412)		R$ (195,123)
Fixed rate debt | R$	39,412		195,123
Net effect | R$
Scenario II [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps		1,522,343		1,668,202
Debts/firm commitments in dollars		(1,522,330)		(1,668,031)
Net effect		13		171
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps		17,877		62,559
Gross margin of Oxiteno/Ipiranga		(17,877)
Gross margin of Oxiteno				(62,559)
Net effect
Options
Options Real / U.S. Dollar swaps				42,101
Gross margin of Oxiteno				(42,101)
Net effect
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI | R$	(230,705)		(137,260)
Fixed rate debt | R$	230,705		137,260
Net effect | R$
Scenario III [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps		2,030,860		2,635,905
Debts/firm commitments in dollars		(2,030,835)		(2,635,596)
Net effect		25		309
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps		35,694		124,742
Gross margin of Oxiteno/Ipiranga		(35,694)
Gross margin of Oxiteno				(124,742)
Net effect
Options
Options Real / U.S. Dollar swaps				102,917
Gross margin of Oxiteno				$ (102,917)
Net effect | R$
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI | R$	(187,597)		(74,027)
Fixed rate debt | R$	187,597		74,027
Net effect | R$